Financial Risk Management - Balance of Loans and Advances and Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Loans and advances, and Deposits [abstract]
Loans and advances	¥ 121,716,465	¥ 111,891,134
Deposits	¥ 182,097,319	¥ 172,927,810